NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Jun. 30, 2020	Dec. 31, 2019
Nature And Continuance Of Operations
Accumulated losses	$ (8,908,957)	$ (7,793,332)
Working capital deficit	$ (886,534)